VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—86.0%
Communication Services—11.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 191
Altice France S.A. 144A 5.125%, 7/15/29(1)	200	195
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	295	314
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	361
144A 4.750%, 3/1/30(1)	325	338
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	5	5
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	100	103
CommScope, Inc.
144A 7.125%, 7/1/28(1)	200	197
144A 4.750%, 9/1/29(1)	100	99
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	600	598
Directv Financing LLC 144A 5.875%, 8/15/27(1)	170	174
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)	390	406
iHeartCommunications, Inc. 8.375%, 5/1/27	272	287
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	442
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	195	200
McGraw-Hill Education, Inc.
144A 5.750%, 8/1/28(1)	310	307
144A 8.000%, 8/1/29(1)	340	337
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	275	276
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	60	59
144A 10.750%, 6/1/28(1)	265	289
Radiate Holdco LLC 144A 6.500%, 9/15/28(1)	235	236
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	90	91
Telesat Canada 144A 6.500%, 10/15/27(1)	175	136
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	295
Twitter, Inc. 144A 3.875%, 12/15/27(1)	405	422
		6,358

Consumer Discretionary—17.1%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	325	318
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	325	338
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	320	352
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	75	74
144A 7.125%, 7/15/29(1)	315	309
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	135	142
	Par Value	Value

Consumer Discretionary—continued
144A 8.125%, 7/1/27(1)	$ 105	$ 116
144A 4.625%, 10/15/29(1)	180	180
Carnival Corp. 144A 7.625%, 3/1/26(1)	545	571
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	275	274
Carvana Co.
144A 5.625%, 10/1/25(1)	235	235
144A 5.875%, 10/1/28(1)	120	120
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	270
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	190	188
Ford Motor Co.
3.250%, 2/12/32	76	78
4.750%, 1/15/43	135	149
Ford Motor Credit Co. LLC 4.125%, 8/17/27	200	216
Gap, Inc. (The) 144A 3.875%, 10/1/31(1)	325	321
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(2)	260	270
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	300	307
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	312
M/I Homes, Inc. 4.950%, 2/1/28	280	291
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	365	368
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	196
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	35	35
144A 7.875%, 5/1/29(1)	100	99
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	295	310
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	430
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	250	272
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	365	362
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(1)	170	165
144A 5.500%, 8/31/26(1)	125	127
144A 5.500%, 4/1/28(1)	30	30
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	120	126
144A 7.000%, 5/15/28(1)	160	170
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	285	290
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	337
Tenneco, Inc.
5.375%, 12/15/24	150	149
144A 5.125%, 4/15/29(1)	265	259
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	367
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$ 310	$ 319
		9,842

Consumer Staples—3.5%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	305	320
Chobani LLC 144A 7.500%, 4/15/25(1)	315	325
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	270
HLF Financing S.a.r.l LLC 144A 4.875%, 6/1/29(1)	270	265
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	120	115
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	425	426
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	290	282
		2,003

Energy—15.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	410	416
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	356
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	78	89
144A 7.625%, 2/1/29(1)	87	97
144A 5.375%, 3/1/30(1)	100	107
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	310	323
BP Capital Markets plc 4.875% (3)	285	308
Callon Petroleum Co.
6.125%, 10/1/24	141	139
144A 8.000%, 8/1/28(1)(2)	70	71
Cheniere Energy, Inc. 4.625%, 10/15/28	175	186
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	337
144A 5.875%, 2/1/29(1)	115	123
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	278	300
CrownRock LP
144A 5.625%, 10/15/25(1)	260	266
144A 5.000%, 5/1/29(1)	230	239
CSI Compressco LP 144A 7.500%, 4/1/25(1)	195	196
DCP Midstream Operating LP 3.250%, 2/15/32	240	242
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	290	297
Energy Transfer LP Series H 6.500% (3)	295	300
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	75	81
144A 6.500%, 7/1/27(1)	90	101
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	289
	Par Value	Value

Energy—continued
144A 6.000%, 2/1/31(1)	$ 195	$ 201
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)	365	343
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	235	241
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	4
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	200	185
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	60	62
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	219
Occidental Petroleum Corp.
5.875%, 9/1/25	130	143
5.500%, 12/1/25	70	78
3.500%, 8/15/29	260	267
6.625%, 9/1/30	265	328
6.125%, 1/1/31	250	304
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	176
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	304
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(1)	10	10
Southwestern Energy Co. 5.375%, 2/1/29	300	317
Targa Resources Partners LP 4.875%, 2/1/31	120	130
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	140
USA Compression Partners LP 6.875%, 4/1/26	170	177
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	31
144A 4.125%, 8/15/31(1)	250	265
		8,788

Financials—7.5%
Acrisure LLC
144A 7.000%, 11/15/25(1)	240	240
144A 4.250%, 2/15/29(1)	280	272
Ally Financial, Inc. Series B 4.700% (3)	255	265
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	368
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	313
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	280	277
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)	300	276
Icahn Enterprises LP
6.250%, 5/15/26	220	229
5.250%, 5/15/27	280	288
Jane Street Group 144A 4.500%, 11/15/29(1)	135	136
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	350	352
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	400	417

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Navient Corp.
5.875%, 10/25/24	$ 185	$ 197
5.500%, 3/15/29	25	25
OneMain Finance Corp. 6.875%, 3/15/25	185	206
Prospect Capital Corp. 3.706%, 1/22/26	455	463
		4,324

Health Care—8.9%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	305
Avantor Funding, Inc. 144A 3.875%, 11/1/29(1)	55	56
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	143
144A 8.500%, 1/31/27(1)	270	284
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	592
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	280	290
144A 6.875%, 4/15/29(1)	25	25
144A 6.125%, 4/1/30(1)	60	59
144A 4.750%, 2/15/31(1)	160	161
DaVita, Inc. 144A 4.625%, 6/1/30(1)	285	292
Encompass Health Corp. 4.500%, 2/1/28	285	293
Endo Dac 144A 9.500%, 7/31/27(1)	50	51
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	81
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	290	292
Mozart Debt Merger Sub, Inc.
144A 3.875%, 4/1/29(1)	155	154
144A 5.250%, 10/1/29(1)	20	20
Option Care Health, Inc. 144A 4.375%, 10/31/29(1)	5	5
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	84	89
144A 7.250%, 2/1/28(1)	81	87
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	262
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	45	48
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	181
144A 10.000%, 4/15/27(1)	130	138
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(2)	310	292
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	185
144A 6.250%, 2/1/27(1)	130	135
144A 5.125%, 11/1/27(1)	60	62
144A 7.500%, 4/1/25(1)	80	84
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	230
	Par Value	Value

Health Care—continued
5.125%, 5/9/29	$ 200	$ 196
		5,097

Industrials—9.2%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	399
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	190	190
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	530	654
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)	305	301
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	179
Boeing Co. (The) 5.930%, 5/1/60	231	321
Bombardier, Inc.
144A 7.500%, 12/1/24(1)	155	161
144A 6.000%, 2/15/28(1)	135	135
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(2)	300	293
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	290	289
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	157
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	40	45
Fortress Transportation and Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	235	243
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	10	10
144A 5.000%, 12/1/29(1)	35	35
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	160	158
OT Merger Corp. 144A 7.875%, 10/15/29(1)	140	138
Seaspan Corp. 144A 5.500%, 8/1/29(1)	35	35
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	305	311
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	299
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	120
5.500%, 11/15/27	205	211
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	45	47
144A 4.625%, 4/15/29(1)	250	258
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	290	293
		5,282

Information Technology—3.3%
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	60	62
144A 6.500%, 10/15/28(1)	90	94
ION Trading Technologies S.a.r.l 144A 5.750%, 5/15/28(1)	200	206

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(2)	$ 205	$ 206
NCR Corp. 144A 5.125%, 4/15/29(1)	315	326
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(2)	305	291
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	295	288
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	446
		1,919

Materials—6.6%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(4)	595	613
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	280	293
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	176
144A 6.750%, 3/15/26(1)	115	122
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	325	331
Freeport-McMoRan, Inc. 5.450%, 3/15/43	235	295
Glatfelter Corp. 144A 4.750%, 11/15/29(1)	225	232
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	35	36
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	455	456
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	165	177
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	478
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	157
144A 6.625%, 11/1/25(1)	265	266
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	125	128
		3,760

Real Estate—1.7%
GLP Capital LP 3.250%, 1/15/32	57	57
iStar, Inc. 4.250%, 8/1/25	290	296
MPT Operating Partnership LP 3.500%, 3/15/31	315	319
Service Properties Trust 7.500%, 9/15/25	270	293
		965

Utilities—1.8%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	90	87
144A 5.875%, 4/1/29(1)	90	87
PG&E Corp. 5.250%, 7/1/30	295	309
	Par Value	Value

Utilities—continued
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	$ 240	$ 254
Vistra Corp. 144A 8.000%, 10/15/26(1)	280	296
		1,033

Total Corporate Bonds and Notes (Identified Cost $48,399)		49,371

Leveraged Loans—8.7%
Aerospace—0.6%
American Airlines, Inc. Tranche B-1 (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	50	52
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	295	310
		362

Consumer Durables—0.3%
Madison Safety & Flow LLC Second Lien (3 month LIBOR + 6.750%) 0.000%, 12/14/29(5)(6)	145	145
Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.104%, 6/30/24(5)	167	167
Energy—0.5%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(5)	84	84
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(5)	220	218
		302

Financial—0.3%
Asurion LLC Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(5)	175	175
Forest Prod / Containers—0.4%
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(5)	213	207
Gaming / Leisure—0.6%
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(5)	114	116
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(5)	240	233
		349

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—1.6%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.854%, 10/10/25(5)	$ 132	$ 106
LSCS Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 11/23/28(5)(6)	255	255
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(5)	259	258
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 7/2/25(5)	319	301
		920

Information Technology—0.5%
BMC Software Second Lien (3 month LIBOR + 5.500%) 6.000%, 2/27/26(5)	120	121
Infinite Bidco LLC Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(5)	175	175
		296

Manufacturing—0.6%
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(5)	150	149
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/15/29(5)	190	190
		339

Media / Telecom - Cable/Wireless Video—0.3%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(7)	186	186
Media / Telecom - Telecommunications—0.4%
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(5)	203	197
Service—1.4%
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25(5)	78	76
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.352%, 2/6/26(5)	148	147
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(5)	382	383
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(5)	210	210
		816

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(5)	253	237
	Par Value	Value

Utility—0.5%
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(5)	$ 293	$ 247
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(5)	17	14
		261

Total Leveraged Loans (Identified Cost $4,923)		4,959

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(3)	250,000(8)	254
Citigroup, Inc. Series T, 6.250%(3)	190,000(8)	214
		468

Total Preferred Stocks (Identified Cost $442)		468

Common Stocks—0.5%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc. Class A(9)	7,282	24
Consumer Discretionary—0.3%
MYT Holding LLC Class B(9)(10)	33,144	133
NMG Parent LLC(9)	116	17
		150

Energy—0.2%
Frontera Energy Corp.(9)	1,088	9
QuarterNorth Energy Holding, Inc.(9)	1,072	101
		110

Total Common Stocks (Identified Cost $382)		284

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(9)(10)	8,563	11
Total Rights (Identified Cost $7)		11

Total Long-Term Investments—96.0% (Identified Cost $54,153)		55,093

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	1,665,268	$ 1,665
Total Short-Term Investment (Identified Cost $1,665)		1,665

Securities Lending Collateral—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	1,410,160	1,410
Total Securities Lending Collateral (Identified Cost $1,410)		1,410

TOTAL INVESTMENTS—101.4% (Identified Cost $57,228)		$58,168
Other assets and liabilities, net—(1.4)%		(782)
NET ASSETS—100.0%		$57,386

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $40,225 or 70.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	100% of the income received was in cash.
(5)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
Canada	4
Luxembourg	2
United Kingdom	1
Netherlands	1
Germany	1
Panama	1
Other	3
Total	100%
† % of total investments as of December 31, 2021.

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$49,371	$—	$49,371	$—
Leveraged Loans	4,959	—	4,959	—
Equity Securities:
Common Stocks	284	33	118	133
Preferred Stocks	468	—	468	—
Rights	11	—	—	11
Money Market Mutual Fund	1,665	1,665	—	—
Assets:
Debt Securities:
Equity Securities:
Securities Lending Collateral	1,410	1,410	—	—
Total Investments	$58,168	$3,108	$54,916	$144
Security held by the Fund with an end of period value of $17 was transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.